Subsequent Events (Details)					1 Months Ended
	Mar. 12, 2021 USD ($)	Feb. 09, 2021 USD ($)	Feb. 07, 2021 USD ($)	Feb. 01, 2021 USD ($)	Mar. 22, 2021 USD ($)	Mar. 22, 2021 CNY (¥)	Feb. 09, 2021 CNY (¥)	Feb. 07, 2021 CNY (¥)	Feb. 01, 2021 CNY (¥)	Jan. 22, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Subsequent Events (Details) [Line Items]
Loan borrowed											$ 18,038,582	$ 11,293,625
Long-term Debt, Excluding Current Maturities			$ 2,006,000					¥ 13,100,000				$ 1,377,217
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Loan agreement percentage					54.50%
Equity interest, percentage			100.00%					100.00%
Yantai Zhengda City Construction Development Co. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Loan borrowed | ¥										¥ 150,000,000
Yantai Jinfang Eco-Technology Co., Ltd [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Loan borrowed				$ 919,000					¥ 6,000,000
Interest rate percentage				13.00%
Due				6 months
Puhui Eco Technology (Hainan), Inc [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Loan borrowed				$ 613,000					4,000,000
Interest rate percentage				13.00%
Due				6 months
Shandong Jince Eco-Technology Design Institute Co., Ltd [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Registered capital				$ 460,000					¥ 3,000,000
Bank of China, Yantai Bonded Port Area Branch [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Loan borrowed			$ 1,226,000					¥ 8,000,000
Interest rate percentage			3.75%
Due			1 year
Qingdao Metro Financial Leasing Co., Ltd [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Loan borrowed		$ 5,107,000					¥ 33,340,000
Interest rate percentage		5.4625%
Due		36 months
Yantai Jinzheng Eco-Technology Co., Ltd [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Loan borrowed		$ 42,577,245
Shanghai Pudong Development Bank [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Loan borrowed	$ 3,064,000
Interest rate percentage	4.35%
Neimenggu Sude Eco-Technology Co., Ltd [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Loan borrowed					$ 460,000	¥ 3,000,000
Interest rate percentage					4.35%
Due					1 year
Bank Of China [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Repaid loans principal amount					$ 4,300,000